Debt - Additional Information (Details) - USD ($)	1 Months Ended			12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 01, 2019	Feb. 20, 2019	Jan. 31, 2017
Debt Instrument [Line Items]
Total gross amount borrowed				$ 16,509,000
Warrant coverage				$ 312,500
Future tranche advances percentage				2.50%
Exercise price of warrant				$ 375,000
Exercise price of warrants per share				$ 2.30769					$ 1.38
Minimum gross proceeds from next equity round to determine exercise price of Warrant				$ 30,000,000
Warrants defined as ordinary shares									231,989
Accrued interest payable				$ 1,219,000	$ 7,297,000
IPO
Debt Instrument [Line Items]
Exercise price of warrants per share				$ 1.00				$ 1.00
Warrants defined as ordinary shares				500,000				500,000
Warrant exercise date				Jun. 30, 2017
Warrant agreement expiration year				10 years
Loan and Security Agreement
Debt Instrument [Line Items]
Aggregate principal amount permitted to borrow			$ 40,000,000
Total gross amount borrowed				$ 20,000,000
Payments to lender				200,000
Payment of due diligence fee				30,000
Additional cash expenses incurred				$ 400,000
End of term charge							$ 300,000
End of term charge, percent				5.00%
Effective interest rate				10.25%
Interest only period				12 months
Principal and interest amortization period				30 months
Debt instrument, maturity date				Jan. 01, 2021
Interest expense related to loans				$ 2,700,000	2,900,000	$ 1,000,000
Accrued interest payable				1,200,000	$ 800,000
Loan and Security Agreement | Minimum
Debt Instrument [Line Items]
End of term charge				$ 750,000
Stated interest rate				9.50%
Loan and Security Agreement | Maximum | Prime Rate
Debt Instrument [Line Items]
Variable interest rate of loan				5.50%
Loan and Security Agreement | First Tranche
Debt Instrument [Line Items]
Proceeds from term debt issuance			$ 12,100,000
Loan and Security Agreement | Second Tranche
Debt Instrument [Line Items]
Proceeds from term debt issuance		$ 2,500,000
Loan and Security Agreement | Third Tranche
Debt Instrument [Line Items]
Proceeds from term debt issuance	$ 5,000,000